As filed with the Securities and Exchange Commission on May 8, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09447

Jacob Funds Inc.
(Exact name of Registrant as specified in charter)

C/O Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. # J
Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)

Ryan Jacob
C/O Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. # J
Manhattan Beach, CA 90266
(Name and address of agent for service)

(424)-237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2015

Item 1. Reports to Stockholders.

Jacob Internet Fund
Jacob Small Cap Growth Fund
Jacob Micro Cap Growth Fund
Jacob Wisdom Fund

Semi-Annual Report
February 28, 2015

The Jacob Internet Fund, Jacob Small Cap Growth Fund and
Jacob Micro Cap Growth Fund are mutual funds with the
primary investment objective of long-term growth of capital.

The Jacob Wisdom Fund is a mutual fund with the primary investment objective to maximize total investment return consisting of a combination of income and capital appreciation.

The Jacob Internet Fund has current income as a secondary objective.

Investment Adviser
Jacob Asset Management of New York LLC

TABLE OF CONTENTS

Letter From the Manager	1
Industry Breakdown	4
Schedules of Investments	8
Statements of Assets and Liabilities	18
Statements of Operations	20
Statements of Changes in Net Assets	22
Financial Highlights	26
Notes to the Financial Statements	36
Additional Information on Fund Expenses	49
Additional Information	52

Dear Fellow Investors,

The markets closed out a volatile 2014 with the global Ebola scare, geopolitical insecurity in Europe, interest rate worries and a steep drop in commodity prices, especially oil.  Though global growth remained weak this year, prospects in the U.S. look much brighter.  We at Jacob Funds believe continued low interest rates and improvement in the job market could help domestic growth to accelerate over the course of the year, particularly as low energy prices filter through the economy.

Investors seem to be showing improved confidence and have been taking on more risk.  This includes shifting away from large multinational organizations with overseas earnings, which have been more vulnerable to a rising U.S. dollar.  We have been adjusting our portfolios accordingly, with increased emphasis on the small- and mid-sized stocks that have been more dependent on U.S. growth and less sensitive to the dollar’s strength.

Jacob Internet Fund

The tech-focused Jacob Internet Fund returned 1.08% for the six months ended February 28, 2015, lagging the Nasdaq Composite Index, which increased 9.11%.  The benchmark had the advantage during a period when a confluence of events favored the non-tech and large cap index components.

Going forward, we believe investors will shift away from larger, slower-growth companies.  We have been reducing selected large cap positions in favor of small and mid-caps that we believe have more long-term growth potential.  After a strong run-up of 25%, we’ve reduced our long-time top holding, Apple, by about a third.  Similarly, we sold Cisco, a value play which reached our price target.

Ever-volatile Chinese holdings, including real estate company E-House, online media company Sina Corp and dating site Jiayuan.com were relatively weak during the period, though we still strongly believe in their long-term prospects.

Two stocks were acquired over the period ended February 28, 2015: Travel site Orbitz Worldwide merged with competitor Expedia, and chipmaker Silicon Image was acquired by Lattice Semiconductor.

We also bought Pandora as the stock price fell on reports of slowing user growth. We believe this ubiquitous Internet radio leader may show even more progress in increasing the monetization of its established user base.

Jacob Small Cap Growth Fund

The Jacob Small Cap Growth Fund Investor Class rose 13.70% versus the Russell 2000 Growth Index, which returned 9.11% for the six months ended February 28, 2015.  Our outperformance was mainly due to strength in the biotech sector.  It was led by Esperion Therapeutics, which grew to be our largest position on news of promising clinical trials.  Analysts see potential for its cholesterol drug for statin-intolerant patients to become an add-on therapy for a much larger market.  Other leaders were Cempra Pharmaceuticals and Tetraphase Pharmaceuticals, both at the forefront of new antibiotic development.  These three stocks were up over 200% during the period ended February 28, 2015 and we view them all as potential acquisition candidates.

Three acquisitions aided our returns for the period ended February 28, 2015: antibiotic developer Trius Therapeutics, genetic testing company Foundation Medicine and travel site Orbitz Worldwide.

We trimmed some energy positions for the time being, and we bought Theravance Biopharma (also held in Jacob Micro Cap Growth Fund) which has a promising drug pipeline and funding support from a major pharmaceutical partner.

Jacob Micro Cap Growth Fund

Fueled by the biotech and healthcare sectors, Jacob Micro Cap Growth Fund Investor Class rose 12.98% and outperformed the Russell Microcap Growth Index, which was up 10.03% for the six months ended February 28, 2015.  Leaders included antibiotic developer Cempra and cataract surgery drug company Omeros.

While Omeros remains a significant holding, we are a bit more cautious with the extreme performance of the biotech sector and have looked to reduce our overall exposure.  Therefore, we are selectively trimming some of these position weightings.

We added three new micro cap names that were trading at attractive valuations.  Geeknet is the parent company to ThinkGeek, an online novelty retailer with a devoted fan base that could benefit this year from its timely Star Wars licensing agreement.  Top Image Systems is a play on the mobile bill payment trend.  The document-reading software company has an important strategic partnership with Fiserv.  USA Technologies is a leader in cashless payment technology for vending machine networks that could potentially benefit from the growth of Apple Pay over the next several years.

Jacob Wisdom Fund

Our conservatively-positioned Jacob Wisdom Fund outperformed during what was a strong period for the overall market, returning 7.00% compared to 6.12% for the S&P 500 Index for the six months ended February 28, 2015.

The Wisdom Fund’s outperformance was partly due to our light weighting in energy stocks, which performed poorly during the period.  The energy sector dropped about 20% while our small allocation was mostly in Exxon, which fared relatively well, falling only 11%.

Taking advantage of low oil prices, we have started building a position in energy stocks, including Chevron.

Apple was up over 25% during the period and remains our largest holding at over 5% of the portfolio.  (Unlike Jacob Internet Fund, Wisdom is not trimming its position at this time.)  Retailers Kohl’s and Costco were also up 25% during the period.  Additionally, Visa and Mastercard returned 28% and 19%, respectively.

We took profits on Dover Corp after a successful spin-off and sold our IBM position after two shaky quarters.

Going forward, we believe that, the improving economy will likely support a strengthening market for equities, and that we are well positioned to potentially benefit from current trends.  Thank you for choosing our funds for your investments.

Ryan Jacob
Chairman and Chief Investment Officer

Frank Alexander
Portfolio Manager

Darren Chervitz
Portfolio Manager

Past performance is not a guarantee of future results.

Performance data reflects fee waivers and in the absence of these waivers performance would be reduced.

Must be accompanied or preceded by a prospectus.

The opinions expressed above are those of the portfolio manager and are subject to change. Forecasts cannot be guaranteed.

Mutual fund investing involves risk; loss of principal is possible. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. There are more specific risks inherent in investing in the Internet area, particularly with respect to smaller capitalized companies and the high volatility of Internet stocks. The Funds can invest in small-and mid-cap securities which involve additional risks such as limited liquidity and greater volatility. Investments in micro capitalization companies may involve greater risks, as these companies tend to have limited product lines, markets and financial or managerial resources. Micro cap stocks often also have a more limited trading market, such that the Adviser may not be able to sell stocks at an optimal time or price. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. The performance of REITs depends on how well the REIT manages the properties it owns. Diversification does not assure a profit or protect against loss in a declining market.

Fund holdings are subject to change and should not be construed as a recommendation to buy or sell any security. Current and future portfolio holdings are subject to risk.

Please refer to the schedule of investments for complete Fund holdings information.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The NASDAQ Composite Index is a market capitalization weighted index that is designed to represent performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The Russell 2000 Growth Index measures the performance of the small cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index measures the performance of the microcap growth segment of the U.S. equity market. It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an index.

The Funds are distributed by Quasar Distributors, LLC.

JACOB INTERNET FUND
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2015
(as a percentage of total investments)
(Unaudited)

JACOB SMALL CAP GROWTH FUND
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2015
(as a percentage of total investments)
(Unaudited)

JACOB MICRO CAP GROWTH FUND
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2015
(as a percentage of total investments)
(Unaudited)

JACOB WISDOM FUND
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2015
(as a percentage of total investments)
(Unaudited)

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

Shares				Value
	COMMON STOCKS		99.2%
	Internet-Commerce	15.8%
3,300	Amazon.com, Inc.*			$1,254,528
160,000	E-House (China) Holdings Ltd.—ADR^			1,131,200
11,800	Expedia, Inc.			1,082,650
110,000	Orbitz Worldwide, Inc.*			1,273,800
39,326	Shutterfly, Inc.*			1,888,041
				6,630,219
	Internet-Infrastructure	40.1%
12,000	Apple Computer, Inc.			1,541,520
52,100	Applied Optoelectronics, Inc.*			650,208
69,000	Castlight Health, Inc.*			503,010
46,400	Cvent, Inc.*			1,343,280
175,000	Digital Turbine Inc.*			631,750
24,700	Ellie Mae, Inc.*			1,305,395
189,246	Immersion Corp.*			1,574,527
326,791	iPass Inc.*			310,451
37,981	LogMeIn, Inc.*			2,001,599
470,000	Mitek Systems, Inc.*			1,504,000
98,563	Numerex Corp.*			1,114,748
72,600	Rally Software Development Corp.*			863,940
18,000	Red Hat, Inc.*			1,244,160
16,800	Salesforce.com, Inc.*			1,165,584
148,000	Silicon Image, Inc.*			1,078,920
				16,833,092
	Internet-Media	43.3%
22,000	Facebook, Inc.*			1,737,340
3,840	Google Inc.*			2,144,256
198,084	Jiayuan.com International Ltd.—ADR^			948,822
6,400	LinkedIn Corp.*			1,710,080
76,000	Pandora Media, Inc.*			1,124,800
44,600	SINA Corp.*^			1,655,552
100,000	Tencent Holdings Ltd. (HK)(a)			1,744,775
22,700	TripAdvisor, Inc.*			2,025,975
34,400	Twitter, Inc.*			1,653,952
38,874	Yahoo! Inc.*			1,721,341
35,150	Yelp Inc.*			1,687,200
				18,154,093
	TOTAL COMMON STOCKS (Cost $30,122,778)			41,617,404

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2015 (Unaudited)

Shares				Value
	SHORT TERM INVESTMENT		1.4%
	Money Market Fund	1.4%
573,492	Fidelity Government Portfolio-Class I, 0.01%(b)			$573,492
	TOTAL SHORT TERM INVESTMENT (Cost $573,492)			573,492
	TOTAL INVESTMENTS (Cost $30,696,270)		100.6%	42,190,896
	LIABILITIES IN EXCESS OF OTHER ASSETS		(0.6)%	(249,295)
	TOTAL NET ASSETS		100.0%	$41,941,601

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Level 2 Security. See Note 2.
(b)	7-day yield.
ADR	American Depositary Receipt.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

Shares				Value
	COMMON STOCKS		94.6%
	Biotech & Pharmaceuticals	23.8%
68,400	Array BioPharma Inc.*			$544,464
10,700	Celldex Therapeutics, Inc.*			273,278
25,351	Cempra, Inc.*			839,625
16,500	Esperion Therapeutics, Inc.*			1,030,425
24,900	Omeros Corp.*			519,663
4,200	Pacira Pharmaceuticals, Inc.*			482,034
19,200	Tetraphase Pharmaceuticals, Inc.*			757,632
33,500	Theravance Biopharma, Inc.*^			727,955
				5,175,076
	Energy-Exploration & Production	7.4%
5,300	Carrizo Oil & Gas, Inc.*			252,227
10,800	Matador Resources Co.*			233,928
98,000	Penn Virginia Corp.*			650,720
97,750	Triangle Petroleum Corp.*			484,840
				1,621,715
	Financial	2.5%
34,500	HomeTrust Bancshares, Inc.*			544,410
	Industrial	6.2%
36,800	MasTec, Inc.*			812,176
12,000	XPO Logistics, Inc.*			529,800
				1,341,976
	Medical Devices	8.7%
62,556	Derma Sciences, Inc.*			495,443
11,975	Foundation Medicine, Inc.*			571,926
318,600	TearLab Corp.*			828,360
				1,895,729
	Retail & Restaurants	7.4%
47,000	Rave Restaurant Group, Inc.*			611,940
18,200	Steven Madden, Ltd.*			664,482
27,000	Tilly’s Inc.—Class A*			339,120
				1,615,542
	Technology-Hardware	1.1%
18,700	Applied Optoelectronics, Inc.*			233,376

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2015 (Unaudited)

Shares				Value
	COMMON STOCKS—(Continued)		94.6%
	Technology-Software & Services	37.5%
31,000	Castlight Health, Inc.*			$225,990
19,200	Cvent, Inc.*			555,840
78,000	E-House (China) Holdings Ltd.—ADR^			551,460
11,000	Ellie Mae, Inc.*			581,350
90,029	Immersion Corp.*			749,041
18,325	LogMeIn, Inc.*			965,728
47,032	Numerex Corp.*			531,932
40,000	Orbitz Worldwide, Inc.*			463,200
38,200	Pandora Media, Inc.*			565,360
30,600	Rally Software Development Corp.*			364,140
19,683	Shutterfly, Inc.*			944,981
21,600	SINA Corp.*^			801,792
17,750	Yelp Inc.*			852,000
				8,152,814
	TOTAL COMMON STOCKS (Cost $17,416,002)			20,580,638

	SHORT TERM INVESTMENT		5.6%
	Money Market Fund	5.6%
1,220,395	Fidelity Government Portfolio-Class I, 0.01%(a)			1,220,395
	TOTAL SHORT TERM INVESTMENT (Cost $1,220,395)			1,220,395
	TOTAL INVESTMENTS (Cost $18,636,397)		100.2%	21,801,033
	LIABILITIES IN EXCESS OF OTHER ASSETS		(0.2)%	(47,981)
	TOTAL NET ASSETS		100.0%	$21,753,052

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	7-day yield.
ADR	American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

Shares				Value
	COMMON STOCKS		92.1%
	Biotech & Pharmaceuticals	17.0%
46,000	Array BioPharma Inc.*			$366,160
19,954	Cancer Genetics, Inc.*			174,797
12,121	Cempra, Inc.*			401,448
3,500	Esperion Therapeutics, Inc.*			218,575
16,000	Omeros Corp.*			333,920
55,000	pSivida Corp.*			242,000
6,900	Tetraphase Pharmaceuticals, Inc.*			272,274
12,500	Theravance Biopharma, Inc.*^			271,625
				2,280,799
	Chemicals	2.9%
42,110	BioAmber, Inc.*			390,781
	Energy-Exploration & Production	3.5%
40,000	Penn Virginia Corp.*			265,600
40,388	Triangle Petroleum Corp.*			200,324
				465,924
	Financial	2.6%
22,000	HomeTrust Bancshares, Inc.*			347,160
	Food & Beverages	1.9%
48,413	Reed’s, Inc.*			261,430
	Industrial	3.3%
14,078	CECO Environmental Corp.			200,330
70,000	Energy Recovery, Inc.*			237,300
				437,630
	Medical Devices	16.7%
40,671	Derma Sciences, Inc.*			322,114
9,025	Foundation Medicine, Inc.*			431,034
39,660	iCAD, Inc.*			394,221
600,000	Nanosphere, Inc.*			197,520
34,350	STAAR Surgical Co.*			235,641
254,000	TearLab Corp.*			660,400
				2,240,930
	Retail & Restaurants	6.4%
20,000	Geeknet, Inc.*			144,800
9,000	Jamba, Inc.*			136,260

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2015 (Unaudited)

Shares				Value
	COMMON STOCKS—(Continued)		92.1%
	Retail & Restaurants—(Continued)	6.4%
29,300	Rave Restaurant Group, Inc.*			$381,486
15,700	Tilly’s Inc.—Class A*			197,192
				859,738
	Technology-Hardware	10.1%
9,000	Applied Optoelectronics, Inc.*			112,320
8,940	CEVA, Inc.*			177,995
85,000	Lantronix, Inc.*			150,450
360,000	Netlist, Inc.*			486,000
58,238	Silicon Image, Inc.*			424,555
				1,351,320
	Technology-Software & Services	27.7%
21,000	Castlight Health, Inc.*			153,090
50,000	Digital Turbine Inc.*			180,500
14,599	I.D. Systems, Inc.*			94,163
53,093	Immersion Corp.*			441,734
103,826	iPass Inc.*			98,635
94,232	Jiayuan.com International Ltd.—ADR^			451,371
7,164	LogMeIn, Inc.*			377,543
155,000	Mitek Systems, Inc.*			496,000
28,905	Numerex Corp.*			326,916
30,000	Orbitz Worldwide, Inc.*			347,400
22,700	Rally Software Development Corp.*			270,130
81,700	Top Image Systems Ltd.*^			257,355
90,000	USA Technologies, Inc.*			211,950
				3,706,787
	TOTAL COMMON STOCKS (Cost $11,632,684)			12,342,499

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2015 (Unaudited)

Shares				Value
	SHORT TERM INVESTMENT		9.3%
	Money Market Fund	9.3%
1,246,163	Fidelity Government Portfolio-Class I, 0.01%(a)			$1,246,163
	TOTAL SHORT TERM INVESTMENT (Cost $1,246,163)			1,246,163
	TOTAL INVESTMENTS (Cost $12,878,847)		101.4%	13,588,662
	LIABILITIES IN EXCESS OF OTHER ASSETS		(1.4)%	(192,146)
	TOTAL NET ASSETS		100.0%	$13,396,516

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	7-day yield.
ADR	American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

Shares				Value
	COMMON STOCKS		99.2%
	Air Freight & Logistics	4.5%
2,400	Union Pacific Corp.			$288,624
2,400	United Parcel Service, Inc. (UPS)—Class B			244,152
				532,776
	Beverages	6.4%
2,400	Anheuser-Busch InBev NV—ADR^			303,984
5,400	The Coca-Cola Co.			233,820
1,800	Diageo plc—ADR^			213,930
				751,734
	Cable/Satellite TV	7.7%
4,500	DIRECTV*			398,700
5,000	Liberty Global plc*^			260,850
3,600	Viacom Inc.			251,784
				911,334
	Commercial Banks	2.4%
9,000	Banco Latinoamericano de Comercio Exterior SA^			283,050
	Commercial Services & Supplies	7.4%
500	AutoZone, Inc.*			321,340
1,200	The Sherwin-Williams Co.			342,240
3,000	Verisk Analytics, Inc.—Class A*			215,430
				879,010
	Consumer Finance	9.0%
3,600	American Express Co.			293,724
4,000	MasterCard, Inc.—Class A			360,520
1,500	Visa Inc.—Class A			406,965
				1,061,209
	Consumer Non-Cyclical	4.8%
4,700	Lorillard, Inc.			321,574
3,000	Philip Morris International Inc.			248,880
				570,454
	Food & Staples Retailing	4.7%
1,500	Costco Wholesale Corp.			220,440

4,000	Wal-Mart Stores, Inc.			335,720
				556,160

The accompanying notes are an integral part of these financial statements.

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2015 (Unaudited)

Shares				Value
	COMMON STOCKS—(Continued)		99.2%
	Food Products	5.9%
5,000	Campbell Soup Co.			$232,950
3,000	Mead Johnson Nutrition Co.			314,280
3,600	Unilever NV—NY Shares—ADR^			156,492
				703,722
	Health Care Equipment & Supplies	5.4%
2,700	C.R. Bard, Inc.			456,678
2,400	DaVita HealthCare Partners Inc.*			179,040
				635,718
	Hotels, Restaurants & Leisure	2.0%
2,400	McDonald’s Corp.			237,360
	Insurance	4.2%
2,000	Berkshire Hathaway Inc.—Class B*			294,820
2,000	The Chubb Corp.			200,900
				495,720
	Machinery	8.1%
2,000	Cummins Inc.			284,460
4,800	The Toro Co.			324,720
3,000	WABCO Holdings Inc.*			350,490
				959,670
	Oil, Gas & Consumable Fuels	5.9%
2,400	Chevron Corp.			256,032
2,400	Exxon Mobil Corp.			212,496
9,000	Southwestern Energy Co.*			225,720
				694,248
	Pharmaceuticals	7.2%
3,300	Eli Lilly & Co.			231,561
6,000	Gilead Sciences, Inc.*			621,180
				852,741
	Technology-Hardware & Software	8.1%
7,500	Apple Computer, Inc.			963,450

The accompanying notes are an integral part of these financial statements.

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2015 (Unaudited)

Shares				Value
	COMMON STOCKS—(Continued)		99.2%
	Textiles, Apparel & Luxury Goods	5.5%
4,000	Kohl’s Corp.			$295,200
3,600	Nike, Inc.—Class B			349,632
				644,832
	TOTAL COMMON STOCKS (Cost $7,049,825)			11,733,188

	SHORT TERM INVESTMENT		0.9%
	Money Market Fund	0.9%
99,578	Fidelity Government Portfolio-Class I, 0.01%(a)			99,578
	TOTAL SHORT TERM INVESTMENT (Cost $99,578)			99,578
	TOTAL INVESTMENTS (Cost $7,149,403)		100.1%	11,832,766
	LIABILITIES IN EXCESS OF OTHER ASSETS		(0.1)%	(8,773)
	TOTAL NET ASSETS		100.0%	$11,823,993

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	7-day yield.
ADR	American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2015 (Unaudited)

		Jacob
	Jacob	Small Cap
	Internet Fund	Growth Fund
Assets:
Investments, at value (cost $30,696,270 and $18,636,397, respectively)	$42,190,896	$21,801,033
Receivable for capital shares sold	7,422	195,531
Interest receivable	6	6
Receivable from Adviser	—	217
Prepaid expenses and other assets	16,679	21,943
Total Assets	42,215,003	22,018,730

Liabilities:
Payable for securities purchased	—	218,173
Payable to Adviser	39,632	—
Payable for distribution expenses (see Note 7)	138,558	5,517
Payable for capital shares repurchased	35,617	2
Accrued printing and mailing fees	4,804	4,999
Accrued transfer agent fees	18,780	10,772
Accrued expenses and other liabilities	36,011	26,215
Total Liabilities	273,402	265,678
Net Assets	$41,941,601	$21,753,052

Net Assets Consist Of:
Capital Stock	$27,822,475	$23,393,565
Accumulated net investment loss	(905,436)	(378,316)
Accumulated net realized gain (loss) on investment transactions	3,529,936	(4,426,833)
Net unrealized appreciation on investments	11,494,626	3,164,636
Total Net Assets	$41,941,601	$21,753,052
Institutional Class(1)
Net Assets	$—	$11,161,563
Shares outstanding (20 billion shares of $0.001 par value authorized)	—	515,874
Net asset value, redemption price and offering price per share	$—	$21.64
Investor Class
Net Assets	$41,941,601	$10,591,489
Shares outstanding (20 billion shares of $0.001 par value authorized)	10,250,532	492,909
Net asset value, redemption price and offering price per share(2)	$4.09	$21.49
_______________

(1)	The Internet Fund currently offers Investor Class shares only. See Note 1.
(2)	Redemption of shares held less than 30 days (Internet Fund and Small Cap Growth Fund, Investor Class only) may be charged a 2% redemption fee. See Note 3.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2015 (Unaudited)

	Jacob
	Micro Cap	Jacob
	Growth Fund	Wisdom Fund
Assets:
Investments, at value (cost $12,878,847 and $7,149,403, respectively)	$13,588,662	$11,832,766
Cash	—	8,033
Receivable for capital shares sold	11	100
Receivable for investments sold	55,323	—
Dividend and interest receivable	8	21,299
Receivable from Adviser	—	2,133
Prepaid expenses and other assets	24,608	10,936
Total Assets	13,668,612	11,875,267

Liabilities:
Payable for securities purchased	220,511	—
Payable to Adviser	6,117	—
Payable for distribution expenses (see Note 7)	—	21,027
Payable for capital shares repurchased	6,421	—
Accrued printing and mailing fees	2,342	1,662
Accrued transfer agent fees	9,677	5,134
Accrued expenses and other liabilities	27,028	23,451
Total Liabilities	272,096	51,274
Net Assets	$13,396,516	$11,823,993

Net Assets Consist Of:
Capital Stock	$12,925,074	$7,238,084
Accumulated net investment loss	(84,575)	(21,099)
Accumulated net realized loss on investment transactions	(153,798)	(76,355)
Net unrealized appreciation on investments	709,815	4,683,363
Total Net Assets	$13,396,516	$11,823,993
Institutional Class(1)
Net Assets	$10,309,421	$—
Shares outstanding (20 billion shares of $0.001 par value authorized)	552,541	—
Net asset value, redemption price and offering price per share	$18.66	$—
Investor Class
Net Assets	$3,087,095	$11,823,993
Shares outstanding (20 billion shares of $0.001 par value authorized)	175,517	900,056
Net asset value, redemption price and offering price per share(2)	$17.59	$13.14
_______________

(1)	The Wisdom Fund currently offers Investor Class shares. See Note 1.
(2)	Redemption of shares held less than 30 days (Micro Cap Growth Fund, Investor Class only and Wisdom Fund) may be charged a 2% redemption fee. See Note 3.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2015 (Unaudited)

		Jacob
	Jacob	Small Cap
	Internet Fund	Growth Fund
Investment Income:
Dividend income	$172,219	$9,682 (1)
Interest income	58	12
Total Investment Income	172,277	9,694

Expenses:
Investment advisor fees	260,442	71,618
Distribution expenses—Investor Class (See Note 7)	72,924	10,911
Administration fees	23,680	19,437
Fund accounting fees	13,994	17,045
Transfer agent fees	58,930	31,889
Custody fees	3,611	3,334
Federal and state registration	10,158	14,140
Insurance expense	5,521	2,263
Audit fees	7,271	7,341
Legal fees	20,045	9,206
Printing and mailing of reports to shareholders	11,514	4,335
Directors’ fees and expenses	21,023	8,227
Other	156	40
Total Expenses	509,269	199,786
Expense Waiver (See Note 6)	—	(35,288)
Net expenses	509,269	164,498
Net Investment Loss	(336,992)	(154,804)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	4,716,625	1,063,976
Change in net unrealized appreciation/depreciation on investments	(4,098,752)	1,291,725
Net realized and unrealized gain on investments	617,873	2,355,701
Net Increase in Net Assets Resulting from Operations	$280,881	$2,200,897
_______________

(1)	Net of foreign tax withheld of $89 for the Small Cap Growth Fund.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2015 (Unaudited)

	Jacob
	Micro Cap	Jacob
	Growth Fund	Wisdom Fund
Investment Income:
Dividend income	$50,376 (1)	$101,850 (1)
Interest income	45	5
Total Investment Income	50,421	101,855

Expenses:
Investment advisor fees	73,016	28,312
Distribution expenses—Investor Class (See Note 7)	4,873	19,819
Administration fees	19,479	19,025
Fund accounting fees	16,900	13,672
Transfer agent fees	28,298	16,411
Custody fees	3,285	2,526
Federal and state registration	13,001	10,281
Insurance expense	1,790	1,433
Audit fees	7,271	7,281
Legal fees	4,880	4,747
Printing and mailing of reports to shareholders	3,280	2,916
Directors’ fees and expenses	6,182	5,589
Other	53	40
Total Expenses	182,308	132,052
Expense Waiver (See Note 6)	(47,312)	(21,635)
Net expenses	134,996	110,417
Net Investment Loss	(84,575)	(8,562)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	1,270,541	70,842
Change in net unrealized appreciation/depreciation on investments	351,481	712,149
Net realized and unrealized gain on investments	1,622,022	782,991
Net Increase in Net Assets Resulting from Operations	$1,537,447	$774,429
_______________

(1)	Net of foreign tax withheld of $57 for the Micro Cap Growth Fund and $1,354 for the Wisdom Fund.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	February 28, 2015	August 31, 2014
	(Unaudited)
Operations:
Net investment loss	$(336,992)	$(869,026)
Net realized gain on investment transactions	4,716,625	8,423,886
Change in net unrealized depreciation on investments	(4,098,752)	(355,580)
Net increase in net assets resulting from operations	280,881	7,199,280

Distributions to Shareholders:
From net realized gain	(4,292,552)	—

Capital Share Transactions: (Note 3)
Proceeds from shares sold	525,194	4,369,147
Proceeds from reinvestment of distribution	4,102,934	—
Cost of shares redeemed	(4,221,041)	(6,061,394)
Redemption fees	232	6,069
Net increase (decrease) in net assets resulting from capital share transactions	407,319	(1,686,178)

Net Increase (Decrease) in Net Assets	(3,604,352)	5,513,102
Net Assets:
Beginning of period	45,545,953	40,032,851
End of period*	$41,941,601	$45,545,953
* Includes accumulated net investment loss of:	$(905,436)	$(568,444)

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	February 28, 2015	August 31, 2014
	(Unaudited)
Operations:
Net investment loss	$(154,804)	$(344,800)
Net realized gain on investment transactions	1,063,976	3,764,293
Change in net unrealized appreciation/depreciation on investments	1,291,725	(2,182,039)
Net increase in net assets resulting from operations	2,200,897	1,237,454

Capital Share Transactions: (Note 3)
Proceeds from shares sold	3,848,498	858,247
Cost of shares redeemed	(940,308)	(2,818,888)
Redemption fees	—	74
Net increase (decrease) in net assets resulting from capital share transactions	2,908,190	(1,960,567)

Net Increase (Decrease) in Net Assets	5,109,087	(723,113)
Net Assets:
Beginning of period	16,643,965	17,367,078
End of period*	$21,753,052	$16,643,965
* Includes accumulated net investment loss of:	$(378,316)	$(223,512)

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	February 28, 2015	August 31, 2014
	(Unaudited)
Operations:
Net investment loss	$(84,575)	$(286,302)
Net realized gain on investment transactions	1,270,541	3,073,906
Change in net unrealized appreciation/depreciation on investments	351,481	(2,749,771)
Net increase in net assets resulting from operations	1,537,447	37,833

Distributions to Shareholders:
From net realized gain	(2,473,500)	(2,768,225)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	707,991	241,454
Proceeds from reinvestment of distribution	2,259,190	2,574,766
Cost of shares redeemed	(1,571,629)	(1,521,635)
Redemption fees	197	—
Net increase in net assets resulting from capital share transactions	1,395,749	1,294,585

Net Increase (Decrease) in Net Assets	459,696	(1,435,807)
Net Assets:
Beginning of period	12,936,820	14,372,627
End of period*	$13,396,516	$12,936,820
* Includes accumulated net investment loss of:	$(84,575)	$—

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB WISDOM FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	February 28, 2015	August 31, 2014
	(Unaudited)
Operations:
Net investment loss	$(8,562)	$(25,635)
Net realized gain on investment transactions	70,842	668,493
Change in net unrealized appreciation on investments	712,149	1,174,810
Net increase in net assets resulting from operations	774,429	1,817,668

Distributions to Shareholders:
From net investment income	—	(185,925)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	145,884	51,199
Proceeds from reinvestment of distribution	—	155,981
Cost of shares redeemed	(374,583)	(1,252,852)
Redemption fees	5	—
Net decrease in net assets resulting from capital share transactions	(228,694)	(1,045,672)

Net Increase in Net Assets	545,735	586,071
Net Assets:
Beginning of period	11,278,258	10,692,187
End of period*	$11,823,993	$11,278,258
* Includes accumulated net investment loss of:	$(21,099)	$(12,537)

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

	Six Months
	Ended
	February 28,		Year Ended August 31,
	2015		2014		2013		2012		2011		2010
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$4.51		$3.81		$3.03		$2.95		$2.28		$1.99

Income (loss) from investment operations:
Net investment loss	(0.03	)(2)	(0.09	)(1)	(0.07	)(1)	(0.06	)(1)	(0.08	)(1)	(0.06	)(1)
Net realized and unrealized gain
on investment transactions	0.05		0.79		0.85		0.14		0.75		0.35
Total from investment operations	0.02		0.70		0.78		0.08		0.67		0.29
Less distributions from net realized gains	(0.44)		—		—		—		—		—
Paid in capital from redemption fees	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$4.09		$4.51		$3.81		$3.03		$2.95		$2.28
Total return	1.08	%(4)	18.37%		25.74%		2.71%		29.39%		14.57%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$41,942		$45,546		$40,033		$39,983		$41,266		$35,058
Ratio of gross operating expenses
(prior to waiver or reimbursements) to average net assets	2.44	%(5)	2.42%		2.66%		2.87%		2.69%		3.06%
Ratio of net operating expenses
(after waiver or recoupments) to average net assets(3)	2.44	%(5)	2.42%		2.66%		2.87%		2.82%		2.96%
Ratio of net investment loss
(prior to waiver or reimbursements) to average net assets	(1.62	)%(5)	(2.00)%		(2.05)%		(1.99)%		(2.53)%		(2.49)%
Ratio of net investment loss
(after waiver or recoupments) to average net assets(3)	(1.62	)%(5)	(2.00)%		(2.05)%		(1.99)%		(2.66)%		(2.39)%
Portfolio turnover rate	22	%(4)	56%		44%		56%		52%		52%
_______________

(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Net investment loss per share represents net investment loss divided by average shares outstanding throughout the period.
(3)
For the period January 1, 2009 through January 2, 2016, the Adviser has contractually agreed to waive its advisory fee in an amount up to an annual rate of 0.10% of the Fund’s average daily net assets, to the extent that the Fund’s gross operating expense ratio exceeds 2.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.  All eligible previously waived expenses under this agreement were recouped by the Adviser during the year ended August 31, 2011.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND – INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

				November 12, 2012(1)
	Six Months Ended		Year Ended	Through
	February 28, 2015		August 31, 2014	August 31, 2013
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$19.01		$17.67	$12.94

Income (loss) from investment operations:
Net investment loss(2)	(0.17)		(0.35)	(0.22)
Net realized and unrealized gain on investment transactions	2.80		1.69	4.95
Total from investment operations	2.63		1.34	4.73
Net asset value, end of period	$21.64		$19.01	$17.67
Total return	13.89	%(3)	7.58%	36.55	%(3)

Supplemental data and ratios:
Net assets, end of period (in thousands)	$11,162		$10,164	$10,131
Ratio of gross operating expenses
(prior to waiver or reimbursements) to average net assets	2.36	%(4)	2.25%	2.32	%(4)
Ratio of net operating expenses
(after waiver or reimbursements) to average net assets(5)	1.95	%(4)	1.95%	1.95	%(4)
Ratio of net investment loss
(prior to waiver or reimbursements) to average net assets	(2.24	)%(4)	(2.16)%	(2.20	)%(4)
Ratio of net investment loss
(after waiver or reimbursements) to average net assets(5)	(1.83	)%(4)	(1.86)%	(1.83	)%(4)
Portfolio turnover rate	34	%(3)	86%	81	%(3)
_______________

(1)
Commencement of operations of the Small Cap Growth Fund Institutional Class.  The Class I shares of the Jacob Small Cap Growth Fund II, (formerly, PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly, PineBridge Mutual Funds) was reorganized into Institutional Class shares of the Small Cap Growth Fund on November 12, 2012.  On July 9, 2012, before the reorganization, the adviser of the Jacob Small Cap Growth Fund II changed from PineBridge Investments, LLC to Jacob Asset Management of New York LLC (the “Adviser”).

(2)	Net investment loss per share represents net investment loss divided by average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 2, 2016, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 1.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

											October 1,
	Six Months										2009		Year
	Ended										Through		Ended
	February 28,		Year Ended August 31,								August 31,		September 30,
	2015		2014		2013(1)		2012		2011		2010(2)		2009
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$18.91		$17.63		$13.87		$15.12		$10.90		$11.16		$13.82

Income (loss) from investment operations:
Net investment loss(3)	(0.20)		(0.40)		(0.35)		(0.47)		(0.55)		(0.48)		(0.17)
Net realized and unrealized gain (loss)
on investment transactions	2.78		1.68		4.11		(0.15)		4.75		0.22		(2.49)
Total from investment operations	2.58		1.28		3.76		(0.62)		4.20		(0.26)		(2.66)
Less distributions from net
investment income	—		—		—		(0.63)		—		—		—
Paid in capital from redemption fees	—		0.00	(4)	0.00	(4)	0.00	(4)	0.02		0.00	(4)	0.00	(4)
Net asset value, end of period	$21.49		$18.91		$17.63		$13.87		$15.12		$10.90		$11.16
Total return	13.70	%(5)	7.26%		27.11%		(3.75)%		38.72%		(2.33	)%(5)	(19.25)%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$10,591		$6,480		$7,236		$5,384		$7,013		$4,073		$8,321
Ratio of gross operating expenses
(prior to waiver or reimbursements)
to average net assets	2.73	%(6)	2.59%		2.97%		4.28%		4.45%		5.43	%(6)(7)	2.64	%(7)
Ratio of net operating expenses
(after waiver or reimbursements)
to average net assets	2.25	%(6)(10)	2.25	%(10)	2.47	%(9)(10)	3.38	%(9)	3.55	%(9)	4.82	%(6)(7)(8)(9)	2.64	%(7)(8)
Ratio of net investment loss
(prior to waiver or reimbursements)
to average net assets	(2.61	)%(6)	(2.51)%		(2.86)%		(4.27)%		(4.44)%		(5.21	)%(6)	(1.87)%
Ratio of net investment loss
(after waiver or reimbursements)
to average net assets	(2.13	)%(6)(10)	(2.17	)%(10)	(2.36	)%(9)(10)	(3.37	)%(9)	(3.54	)%(9)	(4.60	)%(6)(8)(9)	(1.87	)%(8)
Portfolio turnover rate	34	%(5)	86%		81%		78%		103%		228	%(5)	307%
_______________

(1)
On November 12, 2012, Class R shares of the Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly, PineBridgeMutual Funds) were reorganized into Investor Class shares of the Small Cap Growth Fund. Activity after November 12, 2012 reflects the Funds’ combined operations.

(2)
The financial highlights set forth herein include the historical financial highlights of the Rockland Small Cap Growth Fund. The assets of the Rockland Small Cap Growth Fund were acquired by the Fund on February 1, 2010. At the time of the reorganization, the adviser changed from Gould Investment Partners, LLC to Jacob Asset Management of New York LLC. The Fund’s fiscal year was changed to August 31 to align with the other Jacob Funds.

(3)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(4)	Amount is less than $0.01.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND – INVESTOR CLASS (Continued)
FINANCIAL HIGHLIGHTS

(7)
The expense ratio includes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The expense ratio for interest expense paid to the custodian for the period ended August 31, 2010 and the year ended September 30, 2009 was 0.02% and 0.01%, respectively.

(8)
Effective September 1, 2009, Gould Investment Partners, LLC agreed to voluntarily waive 0.25% of its advisory fee indefinitely. The impact on the net operating expense ratio was (0.01)% for the fiscal year ended September 30, 2009 and (0.25)% for the period October 1, 2009 through January 31, 2010.

(9)
The Adviser contractually agreed, through November 11, 2012, to waive its advisory fees in an amount up to an annual rate of 0.90% of the Fund’s average daily net assets, to the extent that the Fund’s operating expense ratio exceeds 2.45%.

(10)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 2, 2016, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.25%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND – INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

	Six Months				Nine Months
	Ended		Year Ended		Ended
	February 28,		August 31,		August 31,		Year Ended November 30,
	2015		2014		2013*		2012(1)		2011(1)		2010(1)		2009(1)
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$20.65		$25.31		$19.11		$18.19		$17.82		$13.18		$10.42

Income (loss) from
investment operations:
Net investment loss(2)	(0.12)		(0.45)		(0.27)		(0.31)		(0.30)		(0.20)		(0.15)
Net realized and unrealized
gain on investment transactions	2.27		0.75		6.47		1.23		0.67		4.84		2.91
Total from investment operations	2.15		0.30		6.20		0.92		0.37		4.64		2.76
Less distributions from
net realized gains	(4.14)		(4.96)		—		—		—		—		—
Net asset value, end of period	$18.66		$20.65		$25.31		$19.11		$18.19		$17.82		$13.18
Total return	13.14	%(3)	0.11%		32.44	%(3)	5.06%		2.08%		35.20%		26.49%

Supplemental data and ratios:
Net assets,
end of period (in thousands)	$10,309		$9,979		$10,800		$40,666		$50,065		$51,300		$40,122
Ratio of gross operating expenses
(prior to waiver or reimbursements)
to average net assets	2.92	%(4)	2.79%		3.01	%(4)	2.12%		1.79%		1.89%		2.00%
Ratio of net operating expenses
(after waiver or reimbursements)
to average net assets	2.15	%(4)(5)	2.15	%(5)	2.28	%(4)(5)	1.72	%(5)(6)	1.60	%(6)	1.60	%(6)	1.60	%(6)
Ratio of net investment loss
(prior to waiver or reimbursements)
to average net assets	(2.09	)%(4)	(2.61)%		(2.46	)%(4)	(1.95)%		(1.72	)%(7)	(1.64	)%(7)	(1.76	)%(7)
Ratio of net investment loss
(after waiver or reimbursements)
to average net assets	(1.32	)%(4)(5)	(1.97	)%(5)	(1.73	)%(4)(5)	(1.55	)%(5)(6)	(1.53	)%(6)	(1.35	)%(6)	(1.36	)%(6)
Portfolio turnover rate	42	%(3)	66%		40	%(3)	115%		165%		216%		209%
_______________

*
The Micro Cap Growth Fund’s predecessor fund had a fiscal year end of November 30, so the activity begins on December 1, 2012 and the numbers shown are for the nine month period. The fiscal year was changed to August 31 to align with the other Jacob Funds.

(1)
The financial highlights set forth herein include the historical financial highlights of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (formerly, PineBridge Mutual Funds) (the “Predecessor Fund”). The Predecessor Fund was reorganized into the Micro Cap Growth Fund on November 12, 2012. On July 9, 2012, before the reorganization, the adviser changed from PineBridge Investments, LLC to Jacob Asset Management of New York LLC (the “Adviser”). Information prior to November 12, 2012 reflects the performance of the Predecessor Fund’s Class I shares.

(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND – INSTITUTIONAL CLASS (Continued)
FINANCIAL HIGHLIGHTS

(5)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 2, 2016, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.15%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(6)	Prior to November 12, 2012, the previous adviser and the Adviser agreed to waive operating expenses over 1.60% of the Fund’s average daily net assets.
(7)	Unaudited.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

	Six Months				Nine Months
	Ended		Year Ended		Ended
	February 28,		August 31,		August 31,		Year Ended November 30,
	2015		2014		2013*		2012(1)		2011(1)		2010(1)		2009(1)
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$19.73		$24.47		$18.51		$17.68		$17.36		$12.88		$10.21

Income (loss) from
investment operations:
Net investment loss(2)	(0.14)		(0.49)		(0.37)		(0.37)		(0.35)		(0.25)		(0.18)
Net realized and unrealized
gain on investment transactions	2.14		0.71		6.33		1.20		0.67		4.73		2.85
Total from investment operations	2.00		0.22		5.96		0.83		0.32		4.48		2.67
Less distributions from
net realized gains	(4.14)		(4.96)		—		—		—		—		—
Net asset value, end of period	$17.59		$19.73		$24.47		$18.51		$17.68		$17.36		$12.88
Total return	12.98	%(3)	(0.25)%		32.20	%(3)	4.69%		1.84%		34.78%		26.15%

Supplemental data and ratios:
Net assets,
end of period (in thousands)	$3,087		$2,958		$3,573		$4,356		$9,339		$9,282		$4,198
Ratio of gross operating expenses
(prior to waiver or reimbursements)
to average net assets	3.27	%(4)	3.14%		3.65	%(4)	2.47%		2.12%		2.24%		2.35%
Ratio of net operating expenses
(after waiver or reimbursements)
to average net assets	2.45	%(4)(5)	2.45	%(5)	2.63	%(4)(5)	2.07	%(5)(6)	1.88	%(6)	1.90	%(6)	1.90	%(6)
Ratio of net investment loss
(prior to waiver or reimbursements)
to average net assets	(2.43	)%(4)	(2.96)%		(3.34	)%(4)	(2.30)%		(2.05	)%(7)	(2.01	)%(7)	(2.11	)%(7)
Ratio of net investment loss
(after waiver or reimbursements)
to average net assets	(1.61	)%(4)(5)	(2.27	)%(5)	(2.32	)%(4)(5)	(1.90	)%(5)(6)	(1.81	)%(6)	(1.67	)%(6)	(1.66	)%(6)
Portfolio turnover rate	42	%(3)	66%		40	%(3)	115%		165%		216%		209%
_______________

*
The Micro Cap Growth Fund’s predecessor fund had a fiscal year end of November 30, so the activity begins on December 1, 2012 and the numbers shown are for the nine month period. The fiscal year was changed to August 31 to align with the other Jacob Funds.

(1)
The financial highlights set forth herein include the historical financial highlights of the JacobMicro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (formerly, PineBridge Mutual Funds) (the “Predecessor Fund”). The Predecessor Fund was reorganized into the Micro Cap Growth Fund on November 12, 2012. On July 9, 2012, before the reorganization, the adviser changed from PineBridge Investments, LLC to Jacob Asset Management of New York LLC (the “Adviser”). Information prior to November 12, 2012 reflects the performance of the Predecessor Fund’s Class I shares.

(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND – INVESTOR CLASS (Continued)
FINANCIAL HIGHLIGHTS

(5)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 2, 2016, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.45%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(6)	Prior to November 12, 2012, the previous adviser and the Adviser agreed to waive operating expenses over 1.90% of the Fund’s average daily net assets.
(7)	Unaudited.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB WISDOM FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

	Six Months							June 1, 2010
	Ended							Through		Year Ended
	February 28,		Year Ended August 31,					August 31,		May 31,
	2015		2014		2013	2012	2011	2010(1)		2010(2)
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$12.29		$10.62		$9.96	$8.81	$7.65	$7.65		$6.48

Income (loss) from
investment operations:
Net investment income (loss)	(0.01	)(3)	(0.02	)(4)	0.20	0.16	0.08	0.02		0.00
Net realized and
unrealized gain (loss)
on investment transactions	0.86		1.88		0.62	1.08	1.10	(0.02)		1.18
Total from investment operations	0.85		1.86		0.82	1.24	1.18	0.00		1.18
Less distributions from
net investment income	—		(0.19)		(0.16)	(0.09)	—	—		—
Less distributions from
net realized gains	—		—		—	—	(0.02)	—		(0.01)
Net asset value, end of period	$13.14		$12.29		$10.62	$9.96	$8.81	$7.65		$7.65
Total return	7.00	%(5)	17.60%		8.40%	14.08%	15.40%	0.00	%(5)	18.24%

Supplemental data and ratios:
Net assets,
end of period (in thousands)	$11,824		$11,278		$10,692	$10,642	$10,415	$11,185		$11,763
Ratio of gross operating expenses
(prior to waiver or reimbursements)
to average net assets	2.33	%(6)	2.39%		2.45%	2.84%	2.82%	3.22	%(6)	4.24%
Ratio of net operating expenses
(after waiver or reimbursements)
to average net assets(7)	1.95	%(6)	1.95%		1.95%	2.34%	2.32%	2.72	%(6)	3.14%
Ratio of net investment income (loss)
(prior to waiver or reimbursements)
to average net assets	(0.53	)%(6)	(0.67)%		1.33%	1.07%	0.54%	0.30	%(6)	(0.80)%
Ratio of net investment income (loss)
(after waiver or reimbursements)
to average net assets(7)	(0.15	)%(6)	(0.23)%		1.83%	1.57%	1.04%	0.80	%(6)	0.30%
Portfolio turnover rate	7	%(5)	23%		28%	20%	14%	7	%(5)	61%
_______________

(1)	The Fund’s fiscal year was changed to August 31 to align with the other Jacob Funds.
(2)
The financial highlights set forth herein include the historical financial highlights of the Wisdom Fund series of New Providence Investment Trust (the “Predecessor Fund”). The Predecessor Fund was reorganized into the Wisdom Fund on February 18, 2010. On December 1, 2009, before the reorganization, the adviser changed from Atlanta Investment Counsel, LLC to Jacob Asset Management of New York LLC.  Information prior to February 18, 2010 reflects the performance of the Predecessor Fund’s Class B shares.

(3)	Net investment loss per share represents net investment loss divided by average shares outstanding throughout the period.
(4)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB WISDOM FUND – INVESTOR CLASS (Continued)
FINANCIAL HIGHLIGHTS

(5)	Not annualized.
(6)	Annualized.
(7)
The Adviser has contractually agreed, effective February 18, 2010 through January 2, 2016 to waive up to 100% of its advisory fee to the extent that the Fund’s operating expense ratio exceeds 1.95%, excluding interest, taxes, brokerage fees, acquired fund fees and expenses, and extraordinary expenses. Prior to November 30, 2009, the previous adviser agreed to waive operating expenses over 1.75% of the Fund’s average daily net assets, exclusive of interest, taxes, brokerage fees and 12b-1 fees.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2015 (Unaudited)

NOTE 1—DESCRIPTION OF ORGANIZATION

Jacob Funds Inc. (the “Corporation”) was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of four “diversified” series, the Jacob Internet Fund (the “Internet Fund”), the Jacob Small Cap Growth Fund (the “Small Cap Growth Fund”), the Jacob Micro Cap Growth Fund (the “Micro Cap Growth Fund”) and the Jacob Wisdom Fund (the “Wisdom Fund”), each a “Fund”, collectively the “Funds”, and the authorized capital stock of the Corporation consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Internet Fund is long-term growth of capital with current income as a secondary objective. The primary investment objective of the Small Cap Growth Fund and Micro Cap Growth Fund is long-term growth of capital. The primary investment objective of the Wisdom Fund is to maximize total investment return consisting of a combination of income and capital appreciation.

The Internet Fund commenced operations on December 14, 1999. The Small Cap Growth Fund commenced operations on February 1, 2010 when it acquired the assets and liabilities of the Rockland Small Cap Growth Fund series of Rockland Funds Trust in a reorganization transaction (the Small Cap Growth Fund is the successor fund to the Rockland Small Cap Growth Fund). The Small Cap Growth Fund acquired the Class I and Class R shares of the Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly, the PineBridge Mutual Funds) (the “Predecessor Small Cap Growth Fund”) on November 12, 2012. The Micro Cap Growth Fund commenced operations on November 12, 2012 when it acquired the assets and liabilities of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (the “Predecessor Micro Cap Growth Fund”) in a reorganization transaction (the Micro Cap Growth Fund is the successor fund to the Predecessor Micro Cap Growth Fund). The Wisdom Fund commenced operations on February 18, 2010 when it acquired the assets and liabilities of the Wisdom Fund series of New Providence Investment Trust (the “Predecessor Wisdom Fund”) in a reorganization transaction (the Wisdom Fund is the successor fund to the Predecessor Wisdom Fund).

The Internet Fund and Wisdom Fund currently offer Investor Class shares. The Small Cap Growth Fund and Micro Cap Growth Fund currently offer Investor Class and Institutional Class shares. Each share of each class of a Fund represents an equal pro rata interest in such Fund and provides the shareholder the same voting, dividend, and other rights, except that shareholders of each class of a Fund have exclusive voting rights regarding any matter relating solely to that particular class. Investor Class shareholders may be charged a redemption fee of 2% if the shares are redeemed within 30 days of initial investment.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation—Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2015 (Unaudited)

translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value.  Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Funds adhere to fair valuation accounting standards which provide an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Summary of Fair Value Exposure
Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2015 (Unaudited)

The following is a summary of the inputs used to value the Internet Fund’s investments as of February 28, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Internet—Commerce	$6,630,219	$—	$—	$6,630,219
Internet—Infrastructure	16,833,092	—	—	16,833,092
Internet—Media	16,409,318	1,744,775	—	18,154,093
Total Common Stock	39,872,629	1,744,775	—	41,617,404
Short Term Investment
Money Market Fund	573,492	—	—	573,492
Total Investments in Securities	$40,446,121	$1,744,775	$—	$42,190,896

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of February 28, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Biotech & Pharmaceuticals	$5,175,076	$—	$—	$5,175,076
Energy—Exploration & Production	1,621,715	—	—	1,621,715
Financial	544,410	—	—	544,410
Industrial	1,341,976	—	—	1,341,976
Medical Devices	1,895,729	—	—	1,895,729
Retail & Restaurants	1,615,542	—	—	1,615,542
Technology—Hardware	233,376	—	—	233,376
Technology—Software & Services	8,152,814	—	—	8,152,814
Total Common Stock	20,580,638	—	—	20,580,638
Short Term Investment
Money Market Fund	1,220,395	—	—	1,220,395
Total Investments in Securities	$21,801,033	$—	$—	$21,801,033

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2015 (Unaudited)

The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of February 28, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Biotech & Pharmaceuticals	$2,280,799	$—	$—	$2,280,799
Chemicals	390,781	—	—	390,781
Energy—Exploration & Production	465,924	—	—	465,924
Financial	347,160	—	—	347,160
Food & Beverages	261,430	—	—	261,430
Industrial	437,630	—	—	437,630
Medical Devices	2,240,930	—	—	2,240,930
Retail & Restaurants	859,738	—	—	859,738
Technology—Hardware	1,351,320	—	—	1,351,320
Technology—Software & Services	3,706,787	—	—	3,706,787
Total Common Stock	12,342,499	—	—	12,342,499
Short Term Investment
Money Market Fund	1,246,163	—	—	1,246,163
Total Investments in Securities	$13,588,662	$—	$—	$13,588,662

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2015 (Unaudited)

The following is a summary of the inputs used to value the Wisdom Fund’s investments as of February 28, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Air Freight & Logistics	$532,776	$—	$—	$532,776
Beverages	751,734	—	—	751,734
Cable/Satellite TV	911,334	—	—	911,334
Commercial Banks	283,050	—	—	283,050
Commercial Services & Supplies	879,010	—	—	879,010
Consumer Finance	1,061,209	—	—	1,061,209
Consumer Non—Cyclical	570,454	—	—	570,454
Food & Staples Retailing	556,160	—	—	556,160
Food Products	703,722	—	—	703,722
Health Care Equipment & Supplies	635,718	—	—	635,718
Hotels, Restaurants & Leisure	237,360	—	—	237,360
Insurance	495,720	—	—	495,720
Machinery	959,670	—	—	959,670
Oil, Gas & Consumable Fuels	694,248	—	—	694,248
Pharmaceuticals	852,741	—	—	852,741
Technology—Hardware & Software	963,450	—	—	963,450
Textiles, Apparel & Luxury Goods	644,832	—	—	644,832
Total Common Stock	11,733,188	—	—	11,733,188
Short Term Investment
Money Market Fund	99,578	—	—	99,578
Total Investments in Securities	$11,832,766	$—	$—	$11,832,766

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

(b) Income Recognition—Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

(c) Expenses—Expenses that are not attributable to a particular Fund are typically allocated in proportion to each Fund’s respective net assets.  Expenses are allocated to a particular share class in proportion to each class’s respective net assets.  Expenses are recorded on an accrual basis.

(d) Securities Transactions—Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined using specific identification.

(e) Foreign Currency Transactions—The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2015 (Unaudited)

(f) Distributions to Shareholders—The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise. The reclassifications have no effect on net assets or net asset value per share.

(g) Federal Income Taxes—The Funds comply with provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds’ taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

The Funds follow accounting standards regarding recognition and measurement of tax positions taken on a tax return. No material uncertain tax positions existed as of February 28, 2015. As a result, the Funds have not recorded any liabilities for uncertain tax positions as of February 28, 2015. The standards require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for examinations by taxing authorities. As of February 28, 2015, open federal tax years include the tax years ended August 31, 2011 through August 31, 2014 for the Internet Fund, the tax years ended August 31, 2011 through August 31, 2014 for the Small Cap Growth Fund, the tax years ended November 30, 2011 and November 30, 2012, and the period ended August 31, 2013 and the year ended August 31, 2014 for the Micro Cap Growth Fund, and the tax years ended August 31, 2011 through August 31, 2014 for the Wisdom Fund.

(h) Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(i) Contingencies and Commitments—The Funds indemnify the Corporation’s Officers and Directors for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Corporation expects the risk of loss to be remote.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2015 (Unaudited)

NOTE 3—CAPITAL SHARE TRANSACTIONS

At February 28, 2015, there were twenty billion shares, $0.001 par value, authorized for the Corporation. Transactions in shares of the Internet Fund were as follows:

	Six Months Ended		Year Ended
	February 28, 2015		August 31, 2014
	Shares	Amount	Shares	Amount
Sales	126,210	$525,194	1,039,376	$4,369,147
Reinvestments	1,060,190	4,102,934	—	—
Redemptions	(1,035,655)	(4,221,041)	(1,449,245)	(6,061,394)
Redemption fees	—	232	—	6,069
Net increase (decrease)	150,745	$407,319	(409,869)	$(1,686,178)

Shares Outstanding:
Beginning of period	10,099,787		10,509,656
End of period	10,250,532		10,099,787

Transactions in shares of the Small Cap Growth Fund were as follows:

Institutional Class
	Six Months Ended		Year Ended
	February 28, 2015		August 31, 2014
	Shares	Amount	Shares	Amount
Sales	4,160	$86,311	10,821	$208,771
Redemptions	(22,996)	(423,889)	(49,437)	(913,750)
Net increase (decrease)	(18,836)	$(337,578)	(38,616)	$(704,979)

Shares Outstanding:
Beginning of period	534,710		573,326
End of period	515,874		534,710

Investor Class
	Six Months Ended		Year Ended
	February 28, 2015		August 31, 2014
	Shares	Amount	Shares	Amount
Sales	177,775	$3,762,187	35,271	$649,476
Redemptions	(27,623)	(516,419)	(103,058)	(1,905,138)
Redemption fees	—	—	—	74
Net increase (decrease)	150,152	$3,245,768	(67,787)	$(1,255,588)

Shares Outstanding:
Beginning of period	342,757		410,544
End of period	492,909		342,757
Total net increase (decrease)
for the Fund		$2,908,190		$(1,960,567)

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2015 (Unaudited)

Transactions in shares of the Micro Cap Growth Fund were as follows:

Institutional Class
	Six Months Ended		Year Ended
	February 28, 2015		August 31, 2014
	Shares	Amount	Shares	Amount
Sales	24,571	$496,908	2,287	$61,998
Reinvestments	104,310	1,711,733	88,514	1,932,252
Redemptions	(59,627)	(1,190,477)	(34,145)	(773,612)
Net increase (decrease)	69,254	$1,018,164	56,656	$1,220,638

Shares Outstanding:
Beginning of period	483,287		426,631
End of period	552,541		483,287

Investor Class

	Six Months Ended		Year Ended
	February 28, 2015		August 31, 2014
	Shares	Amount	Shares	Amount
Sales	11,814	$211,083	7,369	$179,456
Reinvestments	35,365	547,457	30,742	642,514
Redemptions	(21,592)	(381,152)	(34,187)	(748,023)
Redemption fees	—	197	—	—
Net increase (decrease)	25,587	$377,585	3,924	$73,947

Shares Outstanding:
Beginning of period	149,930		146,006
End of period	175,517		149,930
Total net increase (decrease)
for the Fund		$1,395,749		$1,294,585

Transactions in shares of the Wisdom Fund were as follows:

	Six Months Ended		Year Ended
	February 28, 2015		August 31, 2014
	Shares	Amount	Shares	Amount
Sales	11,700	$145,884	4,433	$51,199
Reinvestments	—	—	13,355	155,981
Redemptions	(29,687)	(374,583)	(106,244)	(1,252,852)
Redemption fees	—	5	—	—
Net decrease	(17,987)	$(228,694)	(88,456)	$(1,045,672)

Shares Outstanding:
Beginning of period	918,043		1,006,499
End of period	900,056		918,043

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2015 (Unaudited)

A 2% redemption fee is assessed on any Investor Class shares of the Funds, except those received from reinvested distributions, that are sold within 30 days following their purchase date.

From time to time, the Funds may have a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.  The following table shows the number of shareholders owning greater than 10% of the outstanding shares in each of the Funds at February 28, 2015:

Number of shareholders owning greater
Fund	than 10% of outstanding Fund shares
Small Cap Growth Fund Institutional Class	1
Micro Cap Growth Fund Institutional Class	2
Wisdom Fund	2

NOTE 4—INVESTMENT TRANSACTIONS

During the six months ended February 28, 2015, purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Internet Fund	$9,279,335	$11,439,745
Small Cap Growth Fund	7,498,796	5,615,346
Micro Cap Growth Fund	4,850,880	5,295,563
Wisdom Fund	777,783	1,031,315

The Funds did not purchase long-term U.S. Government securities as a part of their investment strategies during the six months ended February 28, 2015.

NOTE 5—TAX INFORMATION

At August 31, 2014, the components of accumulated earnings/(losses) on a tax basis for the Funds were as follows:

	Internet	Small Cap	Micro Cap	Wisdom
	Fund	Growth Fund	Growth Fund	Fund
Cost of Investments	$30,297,049	$14,763,530	$12,659,770	$7,242,770
Gross unrealized appreciation	18,502,061	3,839,452	2,260,699	4,009,613
Gross unrealized depreciation	(3,218,044)	(1,987,508)	(1,926,067)	(38,399)
Net unrealized appreciation	$15,284,017	$1,851,944	$334,632	$3,971,214
Undistributed ordinary income	—	—	71,304	—
Undistributed long-term capital gains	3,415,224	—	2,272,171	—
Total distributable earnings	$3,415,224	$—	$2,343,475	$—
Other accumulated losses	$(568,444)	$(5,693,354)	$(1,270,612)	$(159,734)
Total accumulated earnings/(losses)	$18,130,797	$(3,841,410)	$1,407,495	$3,811,480

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2015 (Unaudited)

At August 31, 2014, the Internet Fund, Small Cap Growth Fund and Wisdom Fund deferred, on a tax basis, post December ordinary losses of $568,444, $223,512 and $12,537, respectively.

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses on wash sales.  At August 31, 2014, the Funds had accumulated net realized capital loss carryovers as follows:

Small Cap	Micro Cap	Wisdom
Growth Fund	Growth Fund	Fund	Expiration
$3,160,222	$—	$—	8/31/2016
1,515,745	1,270,612	—	8/31/2017
793,875	—	147,197	8/31/2018
$5,469,842	$1,270,612	$147,197

To the extent the Funds realize future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. For the year ended August 31, 2014, the Internet Fund, Small Cap Growth Fund, Micro Cap Growth Fund and Wisdom Fund utilized capital loss carryforwards of $4,185,362, $3,758,995, $423,537 and $668,493, respectively.

Due to the rule under Section 382 of the Internal Revenue Code, the Micro Cap Growth Fund’s capital loss carryforward of $1,270,612 is subject to annual limitations over the next three years.  The Fund will only be able to utilize $423,537 each year for the next 3 years.

The Internet Fund paid $4,292,552 out of long-term capital gains for the six months ended February 28, 2015.  The Internet Fund made no distributions during the Fiscal year ended August 31, 2014.  The Small Cap Growth Fund made no distributions during the six months ended February 28, 2015 or during the fiscal year ended August 31, 2014.  The Micro Cap Growth Fund paid $2,402,191 out of long-term capital gains and $71,309 out of short-term capital gains (ordinary income) during the six months ended February 28, 2015.  The Micro Cap Growth Fund paid $714,160 out of long-term capital gains and $2,054,065 out of short-term capital gains (ordinary income) during the fiscal year ended August 31, 2014.  The Wisdom Fund made no distributions during the six months ended February 28, 2015 and paid $185,925 out of ordinary income during the fiscal year ended August 31, 2014.

NOTE 6—INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has entered into Investment Advisory Agreements (the “Advisory Agreements”) with Jacob Asset Management of New York LLC (the “Adviser”), with whom certain Officers and a Director of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Advisory Agreements, the Corporation, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 1.25% of the Internet Fund’s average daily net assets up to $500 million and 1.00% of annual average net assets over $500 million; 0.90% of the Small Cap Growth Fund’s average daily net assets up to $500 million and 0.75% of annual average daily net assets over $500 million; 1.20% of the Micro Cap Growth Fund’s average daily net assets up to $500 million and 0.95% of annual average daily net assets over $500 million; and 0.50% of the Wisdom Fund’s average daily net assets up to $500 million and 0.40% of annual average daily net assets over $500 million.

The Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.10% of the Internet Fund’s average daily net assets to the extent the Internet Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.95% of the

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2015 (Unaudited)

average daily net assets through January 2, 2016. The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Internet Fund to exceed any applicable expense limitation in place when the fee was waived. For the six months ended February 28, 2015, the Adviser did not waive any fees with respect to the Internet Fund.

The Adviser contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.90% of the Small Cap Growth Fund’s average daily net assets, to the extent that the Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.45% of average daily net assets through November 11, 2012.  The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Small Cap Growth Fund’s expenses to exceed 2.45%.

Effective November 12, 2012 (date of reorganization of the Predecessor Small Cap Growth Fund into the Small Cap Growth Fund) the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.25% and 1.95% for Investor Class and Institutional Class Shares, respectively, of each class’ average daily net assets through January 2, 2016.  The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived.  For the six months ended February 28, 2015, fees of $35,288 were waived by the Adviser with respect to the Small Cap Growth Fund.

Effective November 12, 2012 (date of reorganization of the Predecessor Micro Cap Growth Fund into the Micro Cap Growth Fund) the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Micro Cap Growth Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.45% and 2.15% for Investor Class and Institutional Class Shares, respectively, of each class’ average daily net assets through January 2, 2016.  The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived.  For the six months ended February 28, 2015, fees of $47,312 were waived by the Adviser with respect to the Micro Cap Growth Fund.

The Adviser has contractually agreed to waive up to 100% of its advisory fee to the extent that the Wisdom Fund’s total annual operating expenses (excluding any taxes, interest brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 1.95% of average daily net assets through January 2, 2016.  The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived.  For the six months ended February 28, 2015, fees of $21,635 were waived by the Adviser with respect to the Wisdom Fund.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2015 (Unaudited)

Following is a schedule of when fees may be recouped:

Small Cap	Micro Cap	Wisdom
Growth Fund	Growth Fund	Fund	Expiration
$53,238	$—	$52,573	August 31, 2015
—	19,566	—	November 30, 2015
59,468	104,217	53,874	August 31, 2016
54,689	92,043	50,192	August 31, 2017
35,288	47,312	21,635	August 31, 2018
$202,683	$263,138	$178,274

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. All providers receive customary fees for services rendered.

NOTE 7—DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Internet Fund, has adopted a distribution and service plan (the “Internet Fund Plan”), pursuant to Rule 12b-1 under the 1940 Act. The Internet Fund Plan provides that the Internet Fund will compensate the Adviser 0.25% per annum of the Internet Fund’s average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Internet Fund for providing servicing to their clients (“Shareholder Servicing Fee”). The Internet Fund Plan also provides for a distribution fee equal to 0.10% of the Internet Fund’s average daily net assets on an annual basis (“Asset Based Sales Charge”). The fee is used to compensate Quasar Distributors, LLC, the Funds’ distributor (the “Distributor”), for basic distribution services, out of pocket expenses incurred in connection with activities to sell Internet Fund shares, advertising, compliance reviews, and licensing of the Adviser’s staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Internet Fund shareholders for providing distribution assistance and promotional support to the Internet Fund. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser. The Internet Fund incurred $72,924 in expenses pursuant to the 12b-1 Plan for the six months ended February 28, 2015.

The Corporation, on behalf of the Small Cap Growth Fund, Micro Cap Growth Fund and Wisdom Fund, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with the Plan as permitted by Rule 12b-1. Pursuant to the Plan, the Small Cap Growth Fund, Micro Cap Growth Fund and Wisdom Fund make payments to the Distributor, the Adviser, financial intermediaries or others to reimburse such parties for distribution and/or shareholder servicing activity in an amount not to exceed 0.35% of the average daily net assets on an annual basis. The distribution fees are “asset based” sales charges and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (FINRA). The Small Cap Growth Fund incurred $10,911, the Micro Cap Growth Fund incurred $4,873 and the Wisdom Fund incurred $19,819 in expenses pursuant to the Plan for the six months ended February 28, 2015.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2015 (Unaudited)

NOTE 8—NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions.  The effective date of this ASU is for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

NOTE 9—SUBSEQUENT EVENTS

In preparing these financial statements, the Corporation has evaluated events after February 28, 2015 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited)

For the Six Months Ended February 28, 2015 for the Internet Fund, Small Cap Growth Fund, Micro Cap Growth Fund and Wisdom Fund

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Funds do not currently charge sales charges (loads) or exchange fees. The Funds assess a redemption fee of 2% on Investor Class shares sold within 30 days following their purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders. The Funds charge management fees and distribution and/or service (12b-1) fees. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/2014–2/28/2015) for the Internet Fund, Small Cap Growth Fund, Micro Cap Growth Fund and Wisdom Fund.

Actual Expenses

The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Funds charge no sales load, the Funds charge a redemption fee of 2% on shares sold within 30 days following the purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee. The Example does not reflect transactional costs, such as redemption fees. You may use the information in the first line below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transactional costs were included, your costs would have been higher.

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited) (Continued)

Internet Fund – Investor Class
			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/14	Value 2/28/15	9/1/14–2/28/15*
Actual	$1,000.00	$1,010.80	$12.17
Hypothetical (5% annual return before expenses)	$1,000.00	$1,000.20	$12.10
_______________

*	Expenses are equal to the Internet Fund’s annualized expense ratio of 2.44% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund – Institutional Class
			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/14	Value 2/28/15	9/1/14–2/28/15*
Actual	$1,000.00	$1,138.40	$10.34
Hypothetical (5% annual return before expenses)	$1,000.00	$1,002.63	$ 9.68
_______________

*	Expenses are equal to the Institutional Class’s annualized expense ratio of 1.95% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund – Investor Class
			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/14	Value 2/28/15	9/1/14–2/28/15*
Actual	$1,000.00	$1,136.50	$11.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,001.14	$11.16
_______________

*	Expenses are equal to the Investor Class’s annualized expense ratio of 2.25% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Micro Cap Growth Fund – Institutional Class
			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/14	Value 2/28/15	9/1/14–2/28/15*
Actual	$1,000.00	$1,131.40	$11.36
Hypothetical (5% annual return before expenses)	$1,000.00	$1,001.63	$10.67
_______________

*	Expenses are equal to the Institutional Class’s annualized expense ratio of 2.15% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited) (Continued)

Micro Cap Growth Fund – Investor Class
			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/14	Value 2/28/15	9/1/14–2/28/15*
Actual	$1,000.00	$1,129.80	$12.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,000.15	$12.15
_______________

*	Expenses are equal to the Investor Class’s annualized expense ratio of 2.45% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Wisdom Fund – Investor Class
			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/14	Value 2/28/15	9/1/14–2/28/15*
Actual	$1,000.00	$1,069.20	$10.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,002.63	$ 9.68
_______________

*	Expenses are equal to the Wisdom Fund’s annualized expense ratio of 1.95% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited)

Approval of the Investment Advisory Agreements

During the fiscal quarter ended November 30, 2014, the Board of Directors, including all of the independent Directors, considered and approved the renewal of the Investment Advisory Agreements between Jacob Funds Inc. (the “Company”), on behalf of the Jacob Internet Fund (the “Internet Fund”), Jacob Small Cap Growth Fund (the “Small Cap Fund”), Jacob Micro Cap Growth Fund (the “Micro Cap Fund”) and Jacob Wisdom Fund (the “Wisdom Fund”) and collectively (the “Funds”), and Jacob Asset Management of New York LLC (the “Adviser”) for an additional year, including amendments to the Investment Advisory Agreements to include a breakpoint to the advisory fees payable with respect to the Internet Fund, Small Cap Fund, and Micro Cap Fund. The Board also considered the continuation of the Fee Waiver Agreements between the Adviser and the Company on behalf of the Internet Fund, Small Cap Fund, Micro Cap Fund and Wisdom Fund, which the Adviser offered to continue for an additional year. While the Investment Advisory Agreements for all of the Funds were considered at the same Board meeting, the Board dealt with each Fund separately.

In reaching its decision to renew the Investment Advisory Agreements, the Board took into account a combination of factors, including the nature, extent and quality of the services to be provided by the Adviser; each Fund’s performance; each Fund’s fees and expenses; the costs of the services to be provided and the profits realized by the Adviser; and the extent to which there are economies of scale in the provision of advisory services and whether the Adviser may realize additional economies of scale in the future. The Board did not identify any single factor as all-important or controlling, and each Director may have weighed a particular piece of information or factor differently than another Director. This summary does not detail all of the matters considered by the Board.

The materials provided to, and discussed by, the Board in connection with the renewal of the Investment Advisory Agreements included written responses from the Adviser that provided, among other things: (i) a description of the Adviser’s business, operations and qualifications; (ii) a description of personnel, including responsibilities, changes since the last renewal of the Investment Advisory Agreements (the “last renewal”) and compensation policies; (iii) a description of the advisory services provided to the Funds, including a discussion of how investment decisions are made and executed; (iv) a description of any services other than investment advice provided to the Funds by the Adviser;  (v) a copy of the Adviser’s most recent Form ADV; (vi) a balance sheet and profit and loss statement for the Adviser; (vii) a description of the advisory fees and a peer group comparison along with a discussion of the appropriateness of the fees; (viii) a description of any issues or recommendations with respect to the Company’s  compliance program since the last renewal; (ix) a description of the Company’s expenses, including expense ratios and comparative expense ratios, costs incurred by the Adviser and brokerage expenses; and (x) a description of errors and omission insurance coverage that is currently in place.

Additional materials that were provided to, and discussed by, the Board in connection with the renewal of the Investment Advisory Agreements included, among other things: (i) a copy of the Investment Advisory Agreements with the Adviser, which described the services provided to the Funds and the compensation to be paid for such services; (ii) a copy of proposed amendments to the Investment Advisory Agreements to include a breakpoint to the advisory fees payable with respect to the Internet Fund, Small Cap Fund, and Micro Cap Fund; (iii) a copy of the Fee Waiver Agreements with the Adviser; and (iv) a report prepared by U.S. Bancorp Fund Services, LLC (“USBFS”) which included Morningstar comparative industry peer group and peer fund data for each Fund’s performance, Morningstar comparative industry peer group data regarding the investment advisory fees and total expense ratios of the Funds, and other industry peer group comparisons of fund expenses and expense reimbursements.

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited)

The Board discussed the nature, extent and quality of services provided by the Adviser to each Fund, including the Adviser’s resources comparative to other advisory firms and developments since the last renewal.  They concluded that the experienced portfolio management and research team dedicated to the continued management of the Funds were sufficient and beneficial to the Funds, as evidenced by each Fund’s performance record over varying periods, and that the services provided were consistent with the terms of the Investment Advisory Agreements.  The Board also concluded that, while the Adviser, in some respects, had comparatively limited resources, the condition of the Funds has improved and they were content with the services provided by the Adviser.

The Board placed significant emphasis on the investment performance of each Fund. While consideration was given to performance reports and discussions throughout the year, particular attention in assessing performance was given to the USBFS report and Morningstar data furnished in connection with the renewal of the Investment Advisory Agreements. The Board found such overall comparative results to be satisfactory with respect to each Fund.

The Board reviewed the advisory fees and overall expenses of each Fund and discussed the difference in fees and expenses compared to other funds within each Fund’s peer group. The Board discussed the allocation of expenses among the Funds and the manner in which each Fund bears its appropriate share of the expenses. The Board noted the relatively small size of the Funds and the ongoing subsidies of operating expenses by the Adviser pursuant to the Fee Waiver Agreements.

The Board discussed the profitability of the Adviser, other benefits received by the Adviser in connection with the management of the Funds, the extent to which there are economies of scale in the provision of advisory services, and whether the Adviser may realize additional economies of scale in the future. They noted the addition of a breakpoint to the advisory fee schedule for the Internet Fund, Small Cap Fund, and Micro Cap Fund.

In considering the various factors, the Board’s fiduciary duties to the Funds’ shareholders, and the body of law governing the approval of investment advisory agreements; the independent Directors received assistance and advice from independent legal counsel.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative, and with each Director not necessarily attributing the same weight to each factor, the Directors concluded that (i) the Adviser demonstrated that it possessed the capability and resources to perform the duties required of it under the Investment Advisory Agreements; (ii) the compensation payable to the Adviser under the Investment Advisory Agreements was fair and reasonable; and (iii) the compensation and other terms of the Investment Advisory Agreements were appropriate and in the best interests of each of the Funds and its shareholders.

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited) (Continued)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge by calling toll-free 1-888-JACOB-FX (522-6239) or on the SEC website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-JACOB-FX (522-6239) or on the SEC website at http://www.sec.gov.

Holdings Disclosure

The Funds’ Semi-Annual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(This Page Intentionally Left Blank.)

Semi-Annual Report

February 28, 2015

JACOB INTERNET FUND

JACOB SMALL CAP GROWTH FUND

JACOB MICRO CAP GROWTH FUND

JACOB WISDOM FUND

Jacob Asset Management of New York LLC
1-888-JACOB-FX (522-6239)
www.jacobmutualfunds.com

Investment Adviser
Jacob Asset Management of New York LLC

Administrator and Transfer Agent
and Dividend Agent
U.S. Bancorp Fund Services, LLC

Underwriter and Distributor
Quasar Distributors, LLC

Custodian
U.S. Bank, N.A.

Legal Counsel
Stradley Ronon Stevens & Young, LLP

Independent Registered Public
Accounting Firm
BBD, LLP

This report has been prepared for the information of shareholders of the Jacob Internet Fund, the Jacob Small Cap Growth Fund, the Jacob Micro Cap Growth Fund and the Jacob Wisdom Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds’ objectives, policies, management, records and other information.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)  The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer/President and principal financial officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title)      /s/Ryan Jacob
Ryan Jacob, President

Date     May 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ryan Jacob
Ryan Jacob, President

Date     May 5, 2015

By (Signature and Title)      /s/Francis Alexander
Francis Alexander, Treasurer

Date     May 5, 2015